Ameritas Life Insurance Corp.

("Ameritas Life")

Ameritas Variable Separate Account VA-2

Supplement to:

Overture Medley®

Prospectus Dated May 1, 2016

Supplement Dated May 1, 2023

Subaccount underlying portfolios available as variable investment options for your Policy are:

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Current income and long-term capital appreciation.	Alger Balanced Portfolio, Class I-2, Fred Alger Management, LLC
Capital growth by investing in common stocks. Income is a secondary objective.	American Century VP Disciplined Core Value Fund, Class I, American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	American Century VP Mid Cap Value Fund, Class I, American Century Investment Management, Inc.
Seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection.	American Funds IS Managed Risk Asset Allocation Fund, Class P2, Capital Research and Management Company (SM) / Milliman Financial Risk Management LLC
Seeks to provide long-term capital appreciation.	American Funds IS New World Fund, Class 2, Capital Research and Management Company (SM)
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400®Index (S&P 400 Index). [1]	BNY Mellon MidCap Stock Portfolio, Service Shares, BNY Mellon Investment Adviser, Inc. / Newton Investment Management North America, LLC
Investing to correspond with the returns of the MSCI EAFE Index.	Calvert VP EAFE International Index Portfolio, Class I, Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	Calvert VP Investment Grade Bond Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the NASDAQ 100 Index.	Calvert VP Nasdaq 100 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the Russell 2000 Index.	Calvert VP Russell 2000 Small Cap Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the S&P 500 Index. [1]	Calvert VP S&P 500 Index Portfolio, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Investing to correspond with the returns of the S&P MidCap 400 Index. [1]	Calvert VP S&P MidCap 400 Index Portfolio, Class I, Calvert Research and Management / Ameritas Investment Partners, Inc. [2]
Total return.	Calvert VP SRI Balanced Portfolio, Class I, Calvert Research and Management
Growth and income.	Calvert VP Volatility Managed Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Income and growth.	Calvert VP Volatility Managed Moderate Growth Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
Current income.	Calvert VP Volatility Managed Moderate Portfolio, Class F, Calvert Research and Management / Ameritas Investment Partners, Inc. [2] and Parametric Portfolio Associates LLC
To seek to provide total return through a combination of capital appreciation and current income.	Delaware Ivy VIP Balanced, Class II, Delaware Management Company / Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Long-term capital growth.	DWS International Growth VIP, Class A, DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A, DWS Investment Management Americas, Inc.

IN 2706 5-23

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity® VIP Asset Manager Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments.	Fidelity® VIP Asset Manager: Growth Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [1]	Fidelity® VIP Equity-Income PortfolioSM, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity® VIP Government Money Market Portfolio, Initial Class [3,4], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio, Service Class 2 [3], Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Overseas Portfolio, Service Class 2 [3],Fidelity Management & Research Company LLC / Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2, Franklin Advisers, Inc.
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary.	FTVIPT Templeton Global Bond VIP Fund, Class 2, Franklin Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Discovery Mid Cap Growth Fund, Series I, Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I, Invesco Advisers, Inc.
Long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers.	Invesco V.I. Global Core Equity Fund, Series I, Invesco Advisers, Inc. / Invesco Canada Ltd.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I, Invesco Advisers, Inc. / Invesco Asset Management Limited
Seeks total return.	MFS® Global Real Estate Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® Income Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class, Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class, Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class, Massachusetts Financial Services Company
Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.	Morgan Stanley VIF Core Plus Fixed Income Portfolio, Class II, Morgan Stanley Investment Management Inc.
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Company

IN 2706 5-23

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Total return.	Morgan Stanley VIF Global Strategist Portfolio, Class I, Morgan Stanley Investment Management Inc. / Morgan Stanley Investment Management Limited
Above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.	Morgan Stanley VIF U.S. Real Estate Portfolio, Class I, Morgan Stanley Investment Management Inc.
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II, ALPS Advisors, Inc. / Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I, Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class, Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class, Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II, T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio, Third Avenue Management LLC

1	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
2	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
3	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
4	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2706 5-23